Expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 286,160	$ 130,879	$ 139,206
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 890,690	$ 516,563	$ 538,065
ECL coverage	0.35%	0.23%	0.22%
Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 276,436	$ 122,055	$ 128,833
ECL coverage	0.12%	0.15%	0.15%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 8,090	$ 5,299	$ 6,801
ECL coverage	0.05%	0.09%	0.08%
Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 12,715	$ 8,015	$ 10,662
ECL coverage	0.05%	0.05%	0.06%
Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 20,805	$ 13,315	$ 17,463
ECL coverage	0.05%	0.06%	0.06%
Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 71,091	$ 35,528	$ 34,829
ECL coverage	0.25%	0.27%	0.27%
Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 15,520	$ 7,101	$ 7,872
ECL coverage	0.51%	0.45%	0.47%
Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 86,611	$ 42,629	$ 42,702
ECL coverage	0.30%	0.30%	0.30%
Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 68,071	$ 11,941	$ 13,609
ECL coverage	0.01%	0.04%	0.01%
Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 10,056	$ 10,049	$ 10,458
ECL coverage	0.08%	0.09%	0.10%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 3,701	$ 2,340	$ 2,354
ECL coverage	0.09%	0.03%	0.04%
Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,836
ECL coverage	0.11%
Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 152
ECL coverage	0.00%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 47,842	$ 24,192	$ 25,378
ECL coverage	0.03%	0.05%	0.05%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 37,362	$ 17,590	$ 16,869
ECL coverage	0.08%	0.09%	0.12%
Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 169,020	$ 66,112	$ 68,668
ECL coverage	0.04%	0.07%	0.07%
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.10%	0.10%
Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.13%	0.13%
Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.09%	0.08%
Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.05%	0.06%
Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.06%	0.06%
Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.22%	0.26%	0.25%
Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.35%	0.42%	0.41%
Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.25%	0.29%	0.28%
Increase Decrease Expected Credit Loss Rate	(0.04%)
Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.01%	0.01%
Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.08%	0.09%	0.10%
Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.09%	0.03%	0.04%
Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%
Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%
Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.05%	0.05%
Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.06%	0.08%
Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.05%	0.06%
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 277,748	$ 126,609	$ 134,410
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 849,630	$ 491,364	$ 512,129
ECL coverage	0.07%	0.06%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 268,023	$ 117,785	$ 124,037
ECL coverage	0.07%	0.10%	0.09%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 7,833	$ 5,049	$ 6,560
ECL coverage	0.04%	0.08%	0.07%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 12,143	$ 7,573	$ 10,064
ECL coverage	0.06%	0.07%	0.05%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 19,975	$ 12,622	$ 16,624
ECL coverage	0.05%	0.07%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 66,060	$ 33,312	$ 32,446
ECL coverage	0.17%	0.17%	0.16%
Twelve-month expected credit losses | Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 14,590	$ 6,655	$ 7,337
ECL coverage	0.27%	0.30%	0.29%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 80,650	$ 39,966	$ 39,782
ECL coverage	0.19%	0.19%	0.18%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 68,017	$ 11,940	$ 13,609
ECL coverage	0.00%	0.01%	0.01%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,576	$ 9,560	$ 9,932
ECL coverage	0.07%	0.08%	0.08%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 3,681	$ 2,332	$ 2,346
ECL coverage	0.08%	0.02%	0.04%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,817
ECL coverage	0.12%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 152
ECL coverage	0.00%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 47,381	$ 23,934	$ 25,148
ECL coverage	0.02%	0.04%	0.04%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 36,774	$ 17,430	$ 16,596
ECL coverage	0.05%	0.05%	0.05%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 167,398	$ 65,197	$ 67,630
ECL coverage	0.02%	0.04%	0.04%
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 7,779	$ 4,041	$ 4,562
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 33,668	$ 22,191	$ 22,958
ECL coverage	1.10%	1.01%	1.05%
Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 7,779	$ 4,041	$ 4,562
ECL coverage	0.92%	1.26%	1.22%
Lifetime expected credit losses | Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 226	$ 222	$ 226
ECL coverage	0.32%	0.31%	0.29%
Lifetime expected credit losses | Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 572	$ 442	$ 599
ECL coverage	0.00%	0.00%	0.22%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 799	$ 664	$ 824
ECL coverage	0.00%	0.00%	0.24%
Lifetime expected credit losses | Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 4,833	$ 2,095	$ 2,259
ECL coverage	1.00%	1.63%	1.47%
Lifetime expected credit losses | Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 719	$ 381	$ 456
ECL coverage	2.07%	2.58%	2.30%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 5,553	$ 2,476	$ 2,715
ECL coverage	1.14%	1.77%	1.61%
Lifetime expected credit losses | Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 40	$ 0	$ 0
ECL coverage	0.16%	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 477	$ 485	$ 522
ECL coverage	0.35%	0.34%	0.35%
Lifetime expected credit losses | Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 20	$ 8	$ 8
ECL coverage	0.53%	0.42%	0.36%
Lifetime expected credit losses | Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 19
ECL coverage	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 461	$ 258	$ 230
ECL coverage	0.76%	1.34%	1.57%
Lifetime expected credit losses | Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 411	$ 151	$ 264
ECL coverage	0.67%	1.78%	1.70%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,427	$ 901	$ 1,024
ECL coverage	0.57%	0.87%	0.97%
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 633	$ 230	$ 234
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 7,391	$ 3,008	$ 2,978
ECL coverage	29.00%	21.89%	21.57%
Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 633	$ 230	$ 234
ECL coverage	9.14%	7.17%	9.08%
Lifetime expected credit losses | Stage 3 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 31	$ 29	$ 15
ECL coverage	0.11%	0.24%	0.40%
Lifetime expected credit losses | Stage 3 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 31	$ 29	$ 15
ECL coverage	0.11%	0.23%	0.40%
Lifetime expected credit losses | Stage 3 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 198	$ 121	$ 125
ECL coverage	9.04%	3.99%	6.28%
Lifetime expected credit losses | Stage 3 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 210	$ 65	$ 80
ECL coverage	12.06%	3.42%	6.26%
Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 408	$ 187	$ 205
ECL coverage	10.60%	3.79%	6.27%
Lifetime expected credit losses | Stage 3 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 14	$ 1	$ 1
ECL coverage	27.06%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 4	$ 4	$ 4
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Stage 3 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Stage 3 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 177	$ 9	$ 9
ECL coverage	6.11%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 195	$ 14	$ 14
ECL coverage	7.51%	66.56%	59.21%